Transactions with Related Parties - Management Fees (Table) (Details) - Tsakos Energy Management Limited $ in Thousands	Jun. 30, 2018 USD ($)
Related Party Transaction [Line Items]
July to December 2018	$ 10,295
2019	20,589
2020	20,760
2021	20,760
2022	20,760
2023 to 2028	111,506
Total	$ 204,670